OIL AND GAS RESERVES	12 Months Ended
Dec. 31, 2024
Oil And Gas Reserves
OIL AND GAS RESERVES

NOTE 22: OIL AND GAS RESERVES (Information not covered by the auditors’ report)

The table below presents the estimated proved reserves of oil (including crude oil, condensate and LNG) and natural gas, by geographic area as of December 31, 2024.

	Proved Reserves

	Proved Developed		Proved Undeveloped		Total Proved

	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)	Oil and LNG (1)	Natural Gas (2)

Argentina	4,409	21,001	12,792	15,363	17,201	36,364

Total at 12.31.2024	4,409	21,001	12,792	15,363	17,201	36,364

(1)	In thousands of barrels.
(2)	In millions of cubic meters.